Equity reserves - Schedule of indirect measurement of fair value of goods or services received, share options granted during period (Details) $ / shares in Units, Share in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) Share Year $ / shares	Dec. 31, 2022 CAD ($) Share Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (000)	424	363
Grant 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	1/12/2023	3/31/2022
Risk-free interest rate	3.13%	1.62%
Expected volatility	68.58%	75.53%
Expected life of options | Year	5	5
Fair value on grant date | $	$ 4,750	$ 6,930
Exercise price | $ / shares	$ 8.04	$ 11.22
Number of options granted (000)	34	54
Expiry	01/12/28	01/20/27
Grant 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/13/2023	6/30/2022
Risk-free interest rate	3.04%	2.46%
Expected volatility	68.25%	76.33%
Expected life of options | Year	5	5
Fair value on grant date | $	$ 3,920	$ 9,840
Exercise price | $ / shares	$ 6.67	$ 15.61
Number of options granted (000)	313	176
Expiry	04/13/28	04/01/27
Grant 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/18/2023	12/15/2022
Risk-free interest rate	3.29%	2.94%
Expected volatility	68.48%	68.84%
Expected life of options | Year	5	5
Fair value on grant date | $	$ 3,380	$ 4,130
Exercise price | $ / shares	$ 5.71	$ 6.99
Number of options granted (000)	77	133
Expiry	05/18/28	12/14/27